Derivative financial instruments and risk management (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Machinery, Energy & Transportation
Derivative [Line Items]
Derivative, Notional Amount	$ 3,128	$ 3,565	$ 4,438
Financial Products
Derivative [Line Items]
Derivative, Notional Amount	$ 5,249	$ 6,743	$ 9,817